Net finance costs	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Net finance costs	Net finance costs

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Finance income
Interest income on current bank deposits	4,027	1,605	247
Net foreign exchange gain on financing activities	1,595	—	293
Interest income on interest rate swap	887	—	—
Other finance income	567	455	636
Total finance income	7,076	2,060	1,176
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(52,676)	(30,894)	(22,184)
- Lease liabilities interest	(1,167)	(588)	(626)
Net foreign exchange loss on financing activities	(6)	(2,537)	—
Net foreign exchange loss on operating activities (1)	(975)	(3,501)	(405)
Other finance costs	(2,597)	(1,129)	(2,579)
Total finance costs	(57,421)	(38,649)	(25,794)
Net finance costs	(50,345)	(36,589)	(24,618)
        (1) Net foreign
exchange gain and loss arising during the period is the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gain and loss due to the difference between the original value recorded and the value at the balance sheet date.
For details regarding underlying loans and borrowings, refer to Note 26.